Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .15 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .11%
SPDR S&P Global Natural Resources ETF 3,737 $ 198
Money Market Funds - 3 .04%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a)
5,244,146 5,244
TOTAL INVESTMENT COMPANIES $ 5,442
PRIVATE INVESTMENT FUNDS - 38 .71 % Shares Held Value (000's)
Agriculture - 19 .33%
Ceres Farmland Holdings, LP
(b)
N/A $ 7,767
Hancock Timberland and Farmland Fund, LP
(b)
N/A 12,405
UBS AgriVest Farmland Fund
(b)
N/A 13,165
$ 33,337
Diversified Financial Services - 2 .33%
Sound Point CLO Fund, LP
(b),(c)
N/A 4,009
Private Equity - 2 .46%
GDIF US Hedged Feeder Fund, LP
(b),(c)
N/A 4,248
Real Estate - 6 .65%
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,004
UBS Trumbull Property Growth & Income Fund
(b)
N/A 6,473
$ 11,477
REITs - 7 .94%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
N/A 13,702
TOTAL PRIVATE INVESTMENT FUNDS $ 66,773
COMMON STOCKS - 48 .28 % Shares Held Value (000's)
Agriculture - 0 .14%
Archer-Daniels-Midland Co 1,940 $ 118
Bunge Ltd 1,487 116
$ 234
Automobile Parts & Equipment - 0 .19%
Georg Fischer AG 217 322
Biotechnology - 0 .07%
Corteva Inc 2,832 126
Building Materials - 0 .25%
Fortune Brands Home & Security Inc 1,189 118
Geberit AG 316 237
Masco Corp 1,435 85
$ 440
Chemicals - 0 .92%
CF Industries Holdings Inc 2,427 125
Diversey Holdings Ltd
(c)
13,373 239
Ecolab Inc 2,331 480
FMC Corp 1,106 120
ICL Group Ltd 17,796 121
Mosaic Co/The 3,571 114
Nutrien Ltd 2,094 127
Sociedad Quimica y Minera de Chile SA ADR 2,964 140
Yara International ASA 2,410 127
$ 1,593
Coal - 0 .00%
Thungela Resources Ltd
(c)
297 1
Commercial Services - 1 .42%
Atlas Arteria Ltd 274,990 1,313
CCR SA 115,700 313
Transurban Group 77,066 822
$ 2,448
Consumer Products - 0 .07%
Avery Dennison Corp 585 123
Electric - 7 .31%
AusNet Services Ltd 862,252 1,130
Brookfield Renewable Corp 17,154 719
Clearway Energy Inc - Class C 39,021 1,033
CPFL Energia SA 89,900 485
EDP - Energias de Portugal SA 138,237 734
Evoqua Water Technologies Corp
(c)
20,450 691
Exelon Corp 30,708 1,361
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Iberdrola SA 33,419 $ 408
National Grid PLC 77,445 985
NextEra Energy Inc 4,525 332
Pinnacle West Capital Corp 3,843 315
Public Service Enterprise Group Inc 17,474 1,044
Red Electrica Corp SA 31,422 583
Southern Co/The 14,839 898
Spark Infrastructure Group 334,674 564
SSE PLC 44,635 927
Transmissora Alianca de Energia Eletrica SA 53,500 398
$ 12,607
Electronics - 0 .14%
Badger Meter Inc 2,509 246
Energy - Alternate Sources - 1 .15%
NextEra Energy Partners LP 10,071 769
Sunnova Energy International Inc
(c)
32,143 1,211
$ 1,980
Engineering & Construction - 2 .93%
AECOM
(c)
3,523 223
Aena SME SA
(c),(d)
4,151 681
Eiffage SA 6,738 686
Ferrovial SA 21,089 620
Grupo Aeroportuario del Pacifico SAB de CV
(c)
43,800 469
Stantec Inc 6,916 309
Sydney Airport
(c)
268,571 1,165
Vinci SA 8,349 893
$ 5,046
Environmental Control - 1 .38%
China Water Affairs Group Ltd 246,000 190
Kurita Water Industries Ltd 10,100 485
METAWATER Co Ltd 8,800 167
Montrose Environmental Group Inc
(c)
2,069 111
Pentair PLC 13,303 898
Tetra Tech Inc 4,351 531
$ 2,382
Food - 0 .14%
Ingredion Inc 1,358 123
Wilmar International Ltd 35,600 119
$ 242
Forest Products & Paper - 0 .58%
International Paper Co 2,045 125
Mondi PLC 4,763 126
Nine Dragons Paper Holdings Ltd 85,000 109
Oji Holdings Corp 21,700 125
Smurfit Kappa Group PLC 2,427 132
Stora Enso Oyj 7,351 134
Svenska Cellulosa AB SCA 7,754 127
UPM-Kymmene Oyj 3,382 128
$ 1,006
Gas - 1 .53%
Enagas SA 33,112 765
Snam SpA 173,067 1,001
Western Midstream Partners LP 40,426 866
$ 2,632
Healthcare - Products - 0 .45%
Danaher Corp 2,912 782
Holding Companies - Diversified - 0 .10%
Sustainable Development Acquisition I Corp
(c)
16,624 161
Sustainable Development Acquisition I Corp -
Warrants
(c)
8,311 8
$ 169
Home Builders - 0 .03%
DR Horton Inc 615 56
Home Furnishings - 0 .07%
Coway Co Ltd 1,678 117
Housewares - 0 .07%
Scotts Miracle-Gro Co/The 593 114

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 0 .04%
21Vianet Group Inc ADR
(c)
2,943 $ 68
Iron & Steel - 0 .43%
ArcelorMittal SA 3,924 121
Fortescue Metals Group Ltd 7,414 129
Nippon Steel Corp 6,900 117
Nucor Corp 1,259 121
POSCO 405 125
Vale SA ADR 5,996 137
$ 750
Lodging - 0 .09%
City Developments Ltd 11,700 64
Travel + Leisure Co 1,673 99
$ 163
Machinery - Diversified - 1 .24%
IDEX Corp 2,195 483
Lindsay Corp 1,636 270
Mueller Water Products Inc - Class A 27,757 400
Xylem Inc/NY 8,215 986
$ 2,139
Metal Fabrication & Hardware - 0 .34%
Advanced Drainage Systems Inc 5,065 590
Mining - 1 .60%
Agnico Eagle Mines Ltd 1,821 110
Anglo American PLC 2,896 115
AngloGold Ashanti Ltd ADR 5,428 101
Antofagasta PLC 5,860 116
Barrick Gold Corp 5,431 112
BHP Group Ltd 3,477 126
Franco-Nevada Corp 873 127
Freeport-McMoRan Inc 3,020 112
Fresnillo PLC 10,097 108
Glencore PLC
(c)
28,257 121
Gold Fields Ltd ADR 10,654 95
Kinross Gold Corp 15,914 101
Kirkland Lake Gold Ltd 3,001 116
Korea Zinc Co Ltd 317 122
MMC Norilsk Nickel PJSC ADR 3,602 122
Newcrest Mining Ltd 5,886 112
Newmont Corp 1,756 111
Polymetal International PLC 5,350 115
Polyus PJSC 1,188 115
Rio Tinto Ltd 1,345 127
South32 Ltd 55,896 123
Southern Copper Corp 1,847 119
Sumitomo Metal Mining Co Ltd 2,900 113
Wheaton Precious Metals Corp 2,717 120
$ 2,759
Oil & Gas - 2 .11%
BP PLC 29,624 130
Canadian Natural Resources Ltd 3,676 133
Chevron Corp 1,241 130
ConocoPhillips 2,313 141
Ecopetrol SA ADR 10,786 158
Eni SpA 10,486 128
EOG Resources Inc 1,606 134
Equinor ASA 5,974 126
Exxon Mobil Corp 2,209 139
Gazprom PJSC ADR 18,160 139
LUKOIL PJSC ADR 1,584 147
Marathon Petroleum Corp 2,088 126
Neste Oyj 1,955 120
Novatek PJSC 647 142
Occidental Petroleum Corp 4,972 155
Petroleo Brasileiro SA ADR 12,636 155
Phillips 66 1,530 131
Pioneer Natural Resources Co 847 138
Reliance Industries Ltd
(d)
2,235 126
Repsol SA 9,652 121
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Rosneft Oil Co PJSC 18,155 $ 141
Royal Dutch Shell PLC - A Shares 6,731 135
Suncor Energy Inc 5,577 134
Tatneft PJSC ADR 3,207 140
TotalEnergies SE 2,779 126
Valero Energy Corp 1,603 125
Woodside Petroleum Ltd 7,621 127
$ 3,647
Oil & Gas Services - 0 .15%
Halliburton Co 5,740 132
Schlumberger NV 4,116 132
$ 264
Packaging & Containers - 0 .44%
Amcor PLC 10,927 125
DS Smith PLC 21,678 126
Packaging Corp of America 868 118
Sealed Air Corp 2,270 134
SIG Combibloc Group AG
(c)
4,851 132
Westrock Co 2,213 118
$ 753
Pipelines - 9 .64%
Cheniere Energy Inc
(c)
23,048 1,999
DCP Midstream LP 29,927 918
Enbridge Inc 32,314 1,294
Energy Transfer LP 103,107 1,096
Enterprise Products Partners LP 50,343 1,215
Equitrans Midstream Corp 27,424 233
Gibson Energy Inc 28,480 546
Hess Midstream LP 13,730 347
Kinder Morgan Inc 35,001 638
MPLX LP 46,913 1,389
ONEOK Inc 22,106 1,230
Pembina Pipeline Corp 26,820 852
Plains All American Pipeline LP 74,073 842
Targa Resources Corp 52,532 2,335
TC Energy Corp 14,551 720
Williams Cos Inc/The 36,997 982
$ 16,636
Private Equity - 0 .09%
Centuria Capital Group 71,592 149
Real Estate - 1 .61%
Castellum AB 4,690 119
ESR Cayman Ltd
(c),(d)
13,200 44
ESR Kendall Square REIT Co Ltd 12,112 81
Fabege AB 5,752 92
LEG Immobilien SE 1,679 242
Midea Real Estate Holding Ltd
(d)
28,600 61
Mitsubishi Estate Co Ltd 16,600 268
Mitsui Fudosan Co Ltd 11,900 275
New World Development Co Ltd 50,750 263
Samhallsbyggnadsbolaget i Norden AB 25,000 105
Sun Hung Kai Properties Ltd 17,500 260
Sunac Services Holdings Ltd
(d)
28,000 104
Vonovia SE 10,004 647
Wihlborgs Fastigheter AB 5,302 115
Zhongliang Holdings Group Co Ltd 153,000 95
$ 2,771
REITs - 8 .91%
Agree Realty Corp 1,530 108
AIMS APAC REIT 115,200 126
Alexandria Real Estate Equities Inc 378 69
Allied Properties Real Estate Investment Trust 2,700 98
American Homes 4 Rent 8,489 330
American Tower Corp 718 194
Apartment Income REIT Corp 2,481 118
Arena REIT 50,660 137
AvalonBay Communities Inc 564 118
Big Yellow Group PLC 17,893 323

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Broadstone Net Lease Inc 4,833 $ 113
Centuria Industrial REIT 31,585 88
Centuria Office REIT 25,976 45
CFE Capital S de RL de CV 277,900 390
Charter Hall Group 7,200 83
City Office REIT Inc 3,037 38
CoreSite Realty Corp 1,633 220
CRE Logistics REIT Inc 133 224
Crown Castle International Corp 6,355 1,240
CubeSmart 6,334 293
CyrusOne Inc 2,004 143
Daiwa House REIT Investment Corp 100 294
Daiwa Office Investment Corp 15 104
Dexus 37,426 298
Dream Industrial Real Estate Investment Trust 26,900 332
Equinix Inc 297 238
ESR-REIT 243,400 74
Essex Property Trust Inc 246 74
First Industrial Realty Trust Inc 3,200 167
Gecina SA 982 150
Goodman Group 9,008 143
Healthcare Trust of America Inc 6,786 181
Independence Realty Trust Inc 17,719 323
Industrial & Infrastructure Fund Investment Corp 68 130
Industrial Logistics Properties Trust 11,461 300
Ingenia Communities Group 29,570 136
Inmobiliaria Colonial Socimi SA 13,226 134
Invitation Homes Inc 15,123 564
Irongate Group 87,280 95
Klepierre SA 3,949 102
Lendlease Global Commercial REIT 61,300 37
Link REIT 13,200 128
Mapletree Industrial Trust 31,500 66
Merlin Properties Socimi SA 18,214 188
MGM Growth Properties LLC 9,843 360
Minto Apartment Real Estate Investment Trust
(d)
2,300 44
National Storage Affiliates Trust 4,400 222
NewRiver REIT PLC 43,033 51
Nomura Real Estate Master Fund Inc 100 160
NSI NV 6,136 237
Park Hotels & Resorts Inc
(c)
6,493 134
Plymouth Industrial REIT Inc 6,414 128
Prologis Inc 5,429 649
Rayonier Inc 3,379 121
Rexford Industrial Realty Inc 2,755 157
Sabra Health Care REIT Inc 15,597 284
Saul Centers Inc 3,248 148
Segro PLC 28,068 425
Sekisui House Reit Inc 246 204
SF Real Estate Investment Trust
(c)
294,000 166
STORE Capital Corp 5,395 186
Summit Industrial Income REIT 19,730 283
Sun Communities Inc 3,489 598
Sunstone Hotel Investors Inc
(c)
9,230 115
UNITE Group PLC/The 6,901 103
VICI Properties Inc 14,670 455
Welltower Inc 7,588 631
Weyerhaeuser Co 6,236 215
WPT Industrial Real Estate Investment Trust 29,221 531
$ 15,363
Telecommunications - 0 .05%
Eutelsat Communications SA 7,516 88
Transportation - 0 .49%
Getlink SE 54,254 847
Water - 2 .11%
American Water Works Co Inc 5,404 833
Essential Utilities Inc 14,434 660
Grupo Rotoplas SAB de CV
(c)
99,300 165
Guangdong Investment Ltd 96,000 138
COMMON STOCKS (continued) Shares Held Value (000’s)
Water (continued)
Middlesex Water Co 1,244 $ 102
Pennon Group PLC 44,563 700
Suez SA 10,172 242
Veolia Environnement SA 23,961 724
York Water Co/The 1,710 77
$ 3,641
TOTAL COMMON STOCKS $ 83,294
CONVERTIBLE PREFERRED STOCKS
- 0 .05 % Shares Held Value (000's)
REITs - 0 .05%
RPT Realty 7.25%
(e)
1,650 $ 94
TOTAL CONVERTIBLE PREFERRED STOCKS $ 94
BONDS - 8 .58%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 8 .58%
BANK 2018-BNK13
3.00%, 08/15/2061
(d)
$ 2,000 $ 1,808
BANK 2018-BNK15
4.81%, 11/15/2061
(f)
1,100 1,211
BANK 2019-BNK22
1.50%, 11/15/2062
(d),(f),(g)
2,000 194
2.08%, 11/15/2062
(d),(f)
1,000 606
Benchmark 2018-B6 Mortgage Trust
3.27%, 10/10/2051
(d),(f)
1,000 963
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(d),(f),(g)
1,750 116
3.00%, 08/15/2057
(d)
1,750 1,173
Benchmark 2020-B20 Mortgage Trust
1.66%, 10/15/2053
(d),(f),(g)
3,250 392
Benchmark 2020-B21 Mortgage Trust
1.57%, 12/17/2053
(f),(g)
8,993 977
Citigroup Commercial Mortgage Trust 2018-C6
5.23%, 11/10/2051
(f)
1,000 1,140
Citigroup Commercial Mortgage Trust
2019-GC41
3.00%, 08/10/2056
(d)
1,400 925
Freddie Mac Multifamily Structured Pass
Through Certificates
1.63%, 01/25/2027
(f),(g)
11,986 881
2.53%, 03/25/2049
(f),(g)
6,890 950
GS Mortgage Securities Trust 2013-GCJ14
4.90%, 08/10/2046
(d),(f)
539 531
GS Mortgage Securities Trust 2019-GC40
1.30%, 07/10/2052
(d),(f),(g)
9,860 883
GS Mortgage Securities Trust 2019-GC42
1.07%, 09/01/2052
(d),(f),(g)
3,246 231
JPMCC Commercial Mortgage Securities Trust
2019-COR4
3.00%, 03/10/2052
(d)
1,000 934
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.68%, 10/15/2048
(d),(f)
1,000 877
$ 14,792
TOTAL BONDS $ 14,792
Total Investments $ 170,395
Other Assets and Liabilities -  1.23% 2,111
TOTAL NET ASSETS - 100.00% $ 172,506
(a) Current yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,693 or 6.20% of net assets.

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2021 (unaudited)
See accompanying notes.

(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.
Portfolio Summary  (unaudited)
Sector Percent
Financial 30 .04%
Consumer, Non-cyclical 21 .62%
Energy 13 .05%
Utilities 10 .95%
Mortgage Securities 8 .58%
Industrial 7 .21%
Basic Materials 3 .53%
Money Market Funds 3 .04%
Consumer, Cyclical 0 .45%
Investment Companies 0 .11%
Diversified 0 .10%
Communications 0 .09%
Other Assets and Liabilities
1 .23%
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
BTG Pactual Open Ended Core US Timberland Fund, LP
(a)
07/01/2019 - 06/30/2021 $ 13,000 $ 13,702 90 7.94%
Ceres Farmland Holdings, LP
(b)
11/06/2019, 02/05/2021 7,000 7,767 N/A 4.50%
GDIF US Hedged Feeder Fund, LP
(c)
04/23/2021 4,200 4,248 N/A 2.46%
Hancock Timberland and Farmland Fund, LP
(d)
08/12/2020 - 06/22/2021 12,000 12,405 N/A 7.19%
PGIM Real Estate US Debt Fund, LP
(e)
04/30/2021, 06/30/2021 5,000 5,004 N/A 2.90%
Sound Point CLO Fund, LP
(f)
08/06/2019 4,000 4,009 60 2.33%
UBS AgriVest Farmland Fund
(g)
07/01/2020 - 06/30/2021 13,000 13,165 60 7.64%
UBS Trumbull Property Growth & Income Fund
(h)
07/01/2020, 06/30/2021 6,000 6,473 60 3.75%
Total $ 66,773 38.71%
The private investment funds listed in the table do not include any unfunded commitments.
Amounts in thousands.
(a) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues. Redemptions are subject to a two-year holding period from the acquisition date.
(b) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the
Midwestern United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(c) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments. Redemptions are subject to a three-year holding period from the acquisition date.
(d) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(e) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(f) The fund was organized for the purpose of trading and investing in residual tranches and other notes issued by and with respect to collateralized loan obligations.
Redemptions are subject to a one-year holding period from the acquisition date.
(g) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(h) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties. Properties in the portfolio typically start as  development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets.
Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

Glossary to the Schedule of Investments
June 30, 2021 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

June 30, 2021 (unaudited)

Security Valuation. Principal Diversified Select Real Asset Fund (known as the “Fund”) values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global
Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities, preferred stocks or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. These investments are excluded from the fair value hierarchy.

June 30, 2021 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector classifications, please see the Schedule of Investments.
The Fund's Schedule of Investments as of June 30, 2021 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 14,792 $ — $ 14,792
Common Stocks
Basic Materials 3,074 3,034 — 6,108
Communications 68 88 — 156
Consumer, Cyclical 269 503 — 772
Consumer, Non-cyclical 1,701 2,254 — 3,955
Diversified 169 — — 169
Energy 20,679 1,849 — 22,528
Financial 10,912 7,371 — 18,283
Industrial 6,214 6,229 — 12,443
Utilities 9,979 8,901 — 18,880
Convertible Preferred Stocks 94 — — 94
Investment Companies 5,442 — — 5,442
Total $ 58,601 $ 45,021 $ — $ 103,622
Investments Using NAV as practical expedient
Private Investment Funds 66,773
Total investments in securities $ — $ — $ — $ 170,395